Strategic Investment in Prismo Metals Inc. and Intangible Assets - Disclosure of restricted holding period and voluntary escrow of discount for lack of marketability (Details) - Level 2 of fair value hierarchy [Member]
	12 Months Ended
	Apr. 30, 2024	Apr. 30, 2023
Market Price Closing Date Six July Twenty Three [Member]
Disclosure Of Intangible Assets Line Items
DLOM		8.90%
Market Price Closing Date Six Jan Twenty Four [Member]
Disclosure Of Intangible Assets Line Items
DLOM		22.10%
Market Price Closing Date Six July Twenty Four [Member]
Disclosure Of Intangible Assets Line Items
DLOM	10.87%	27.50%
Market Price Closing Date Six Jan Twenty Five [Member]
Disclosure Of Intangible Assets Line Items
DLOM	19.90%	30.00%